Parent Only Financial Statements	12 Months Ended
Dec. 31, 2015
Parent Only Financial Statements [Abstract]
PARENT ONLY FINANCIAL STATEMENTS

NOTE 15 – PARENT ONLY FINANCIAL STATEMENTS

As of December 31, 2015, the total restricted net assets exceeded 25% percentage of the Company’s consolidated net assets. As a result, parent only financial statements are prepared as follows:

Parent Only Balance Sheets

	December 31, 2015	December 31, 2014
ASSETS

CURRENT ASSETS
Loan receivable from CNM	$2,791,304	$2,791,304
Total current assets	2,791,304	2,791,304

Investment in subsidiaries	-	-
TOTAL ASSETS	$2,791,304	$2,791,304

LIABILITIES AND EQUITY

CURRENT LIABILITIES
Other payable	$1,184,513	$935,038
TOTAL LIABILITIES	1,184,513	935,038

EQUITY
China Networks International Holdings, Ltd. equity:
Class A Preferred Shares at $0.0005 par value; (50,000,000 shares authorized, 4,689,506 shares issued and outstanding at December 31, 2015 and 2014; liquidation preference of $4,689,506)	2,345	2,345
Common stock at $0.0001 par value; (500,000,000 shares authorized, 83,158,778 shares issued and outstanding at December 31, 2015, and 83,158,778 shares issued at December 31, 2014)	8,318	8,318
Additional paid-in capital	26,124,907	26,124,907
Accumulated deficit	(24,719,127)	(24,469,652)
Accumulated other comprehensive income	190,348	190,348
Total shareholders' equity	1,606,791	1,856,266

TOTAL LIABILITIES AND EQUITY	$2,791,304	$2,791,304

Condensed Parent Only Statements of Operations

	For the year ended December 31, 2015	For the year ended December 31, 2014

OPERATING EXPENSES
General and administrative expense	$15,000	$104
	15,000	104

LOSS FROM OPERATIONS	(15,000)	(104)

INCOME TAX	-	-

NET LOSS ATTRIBUTABLE TO CHINA NETWORKS INTERNATIONAL HOLDINGS, LTD.	(15,000)	(104)

Dividend on preferred stock	(234,475)	(234,475)

COMPRHENSIVE LOSS	$(249,475)	(234,475)

Condensed Parent Only Statements of Cash Flows

	For the year ended December 31, 2015	For the year ended December 31, 2014

Net cash used in operating activities	$-	(104)

CASH - BEGINNING OF PERIOD	-	104

CASH - END OF PERIOD	$-	-

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

Non-cash investing and financing activities:
Cancellation of common stock subject to repurchase	$-	236,400
Relaxation of restricted cash	$-	236,400